Other Financial Instruments and Fair Value Measurements	12 Months Ended
Apr. 30, 2013
Other Financial Instruments and Fair Value Measurements [Abstract]
Other Financial Instruments and Fair Value Measurements
NOTE 13	OTHER FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Financial instruments, other than derivatives, that potentially subject us to significant concentrations of credit risk consist principally of cash investments and trade receivables. The carrying value of these financial instruments approximates fair value. With respect to trade receivables, we believe there is no concentration of risk with any single customer whose failure or nonperformance would materially affect our results other than as discussed in Major Customer of Note 1: Accounting Policies. We do not require collateral from our customers. Our other financial instruments, with the exception of long-term debt, are recognized at estimated fair value in the Consolidated Balance Sheets.

The following table provides information on the carrying amount and fair value of our financial instruments.

	April 30, 2013		April 30, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments	$48.8	$48.8	$36.2	$36.2
Derivative financial instruments – net	1.9	1.9	(14.0)	(14.0)
Long-term debt	(2,017.8)	(2,388.1)	(2,070.5)	(2,443.5)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions.

The following tables summarize the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for our financial instruments.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Other investments: (A)
Equity mutual funds	$21.6	$—	$—	$21.6
Municipal obligations	—	26.6	—	26.6
Other investments	0.6	—	—	0.6
Derivatives: (B)
Commodity contracts – net	0.7	0.7	—	1.4
Foreign currency exchange contracts – net	—	0.5	—	0.5
Long-term debt (C)	(803.6)	(1,584.5)	—	(2,388.1)

Total financial instruments measured at fair value	$(780.7)	$(1,556.7)	$—	$(2,337.4)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Other investments: (A)
Equity mutual funds	$14.7	$—	$—	$14.7
Municipal obligations	—	20.4	—	20.4
Other investments	1.1	—	—	1.1
Derivatives: (B)
Commodity contracts – net	(12.8)	(0.6)	—	(13.4)
Foreign currency exchange contracts – net	—	(0.6)	—	(0.6)
Long-term debt (C)	(777.0)	(1,666.5)	—	(2,443.5)

Total financial instruments measured at fair value	$(774.0)	$(1,647.3)	$—	$(2,421.3)

(A)

Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques that utilize inputs which are derived principally from or corroborated by observable market data. As of April 30, 2013, our municipal obligations are scheduled to mature as follows: $1.0 in 2014, $2.2 in 2015, $0.6 in 2016, $1.8 in 2017, and the remaining $21.0 in 2018 and beyond.

(B)

Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets. For additional information, see Note 12: Derivative Financial Instruments.

(C)

Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.